Business Segment Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Segment Information
Percentage of customer in Royalty segment	56.00%	53.00%	5.00%
Percentage of merchant banking in total revenue	0.00%	0.00%	13.00%